Capital, Share Premium, Reserves	12 Months Ended
Dec. 31, 2021
Financial Debt
Capital, Share Premium, Reserves

14.    Capital, Share Premium, Reserves

14.1.  Capital and share premium

The number of shares and the par value in the paragraph below take into account resolutions adopted by the shareholders’ meeting of  February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of

500:1 was approved by the shareholders’ meeting. The tables and comments below reflect the number of shares after the share split of 500:1 as of January 1, 2020.

As of December 31, 2021, the share capital of the Company amounts to €4.4 million represented by 25,772,359 shares, and the share premium amounts to €242.2 million (before deduction of the transaction costs).

As of December 31, 2020, the share capital of the Company amounts to €3.8 million represented by 22,097,609 shares, and the share premium amounts to €157.5 million (before deduction of the transaction costs).

Evolution of the share capital and share premium ended December 31, 2021 and 2020:

					Share	Share
	Common	Preferred	Total of	Par value	capital	premium
(Number of shares (1) except otherwise stated)	shares	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2020 (adjusted for share split in 2020)	6,728,500	8,150,500	14,879,000	0.17	2,481	47,668
February 21,2020 - Conversion of preferred shares to common shares	8,150,500	(8,150,500)	—	—	—	—
February 21, 2020 - Capital increase	2,100,000	—	2,100,000	0.21	436	24,624
September 7,2020 - Exercise warrants	44,500	—	44,500	0.17	8	222
September 21, 2020 - IPO	4,335,000	—	4,335,000	0.17	745	72,950
September 21, 2020 - Convertible loan	65,359	—	65,359	0.17	11	989
September 29, 2020 - Exercise over-allotment warrants	650,250	—	650,250	0.17	112	10,943
October 28, 2020 - Exercise warrants	23,500	—	23,500	0.17	4	117
January 1, 2021 (adjusted for share split in 2020)	22,097,609	—	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	—	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	—	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	—	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	—	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	—	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	—	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	—	27,000	0.17	5	135
October 11, 2021 - Exercise warrants	110,000	—	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	—	90,000	0.17	15	585
November 25, 2021- Exercise warrants	25,000	—	25,000	0.17	4	125
December 31, 2021	25,772,359	—	25,772,359	0.17	4,427	242,198

On February 21, 2020, the Company, its shareholders and a new investor (ResMed Inc.) signed a subscription agreement with respect to an aggregate capital increase in the Company of €25.1 million (including share premium) in exchange for 2,100,000 (after conversion) new shares in the Company.

Pursuant to the terms and conditions of the subscription agreement, the shareholders’ meeting adopted on February 21, 2020 the following resolutions:

●	the conversion of all preferred shares into common shares,
●	the cancellation of the outstanding Series B Anti-Dilution Warrants and Series B2 Anti-Dilution Warrants
●	share split at a 500:1 ratio to reduce the value per individual share of the Company, and
●	the amount of preferred and common shares above are adjusted for share split of 500:1.

On September 7, 2020, pursuant to the exercise of warrants, the aggregate capital of the Company increased with €230,000 (including share premium) in exchange for 44,500 new shares in the Company.

On September 21, 2020, the Company acknowledged the following transactions that were conditionally approved by the shareholders’ meeting on September 7, 2020:

The Initial Public Offering (IPO) resulted in an aggregate capital increase in the Company of €73.7 million (including share premium) in exchange for 4,335,000 new shares in the Company at the price of EUR 17 per share. The conversion of a convertible loan of €1.0 million in shares resulted (triggered by the IPO) in an aggregate capital increase in the Company of €1.0 million (including share premium) in exchange for 65,359 new shares in the Company. The convertible loan was entered into between the Company and Noshaq SA (“Noshaq”) on June 26, 2020 for an amount of €1.0 million. The convertible loan had a non-compounding interest rate of 2.5 % per annum. The trigger events for a mandatory conversion were (i) an initial public offering, (ii) qualifying financing and (iii) a trade sale. If no mandatory conversion has taken place on or prior to the second anniversary of date of the loan, the Company will be able to opt for an optional conversion to force Noshaq to convert the entire outstanding Principal Amount at nominal value into new shares. The convertible loan was accounted for prior to conversion at fair value with changed in fair value through the profit or loss. Change in fair value of this conversion feature between the issue date and the conversion date is immaterial.

As part of the IPO, the Company incurred direct-attributable transaction costs of €6.5 million which have been deducted from the share premium. The proceeds from the IPO net of transaction costs amounted to €67.2 million. For the other capital increases the transaction costs amounted to €96,000.

On September 29, 2020, pursuant to the exercise of the “Over-allotment Warrant” that was conditionally issued on September 7, 2020, the aggregate capital of the company increased with €11.1 million (including share premium) in exchange for 650,250 new shares in the Company.

On October 28, 2020, pursuant to the exercise of warrants, the aggregate capital of the Company increased with €122,000 (including share premium) in exchange for 23,500 new shares in the Company.

On February 22, 2021, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €52,000 (including share premium).

On June 23, 2021, pursuant to the exercise of warrants, the Company issued 60,000 new shares for an aggregate capital increase of €310,000 (including share premium).

On July 7, 2021, the Company closed its initial public offering in the United States (the “Offering”) of 2,835,000 ordinary shares at a price to the public of US$30 per share for total gross proceeds of US$85.1 million before deducting underwriting discounts and commissions and estimated offering expenses. In addition, the underwriters of the Offering exercised their option to purchase additional shares in full. The option to purchase additional shares granted to the underwriters was for the purchase of up to an additional 425,250 new ordinary shares, at the public offering price of US$30 per share, before underwriting discounts and commissions. On July 9, 2021, the Company closed the exercise of this option. This exercise brought the total gross proceeds of the Offering to US$97.8 million before deducting underwriting discounts and commissions and estimated offering expenses. As part of the IPO, the Company incurred direct-attributable transaction costs of €7.6 million which have been deducted from the share premium. The proceeds from the IPO net of transaction costs amounted to €75.0 million.

On July 9, 2021, pursuant to the exercise of warrants, the Company issued 10,000 new shares for an aggregate capital increase of €120,000 (including share premium).

On September 10, 2021, pursuant to the exercise of warrants, the Company issued 82,500 new shares for an aggregate capital increase of €0.6 million (including share premium).

On September 30, 2021, pursuant to the exercise of warrants, the Company issued 27,000 new shares for an aggregate capital increase of €140,000 (including share premium).

On October 11, 2021, pursuant to the exercise of warrants, the Company issued 110,000 new shares for an aggregate capital increase of €0.8 million (including share premium).

On November 4, 2021, pursuant to the exercise of warrants, the Company issued 90,000 new shares for an aggregate capital increase of €0.6 million (including share premium).

On November 25, 2021, pursuant to the exercise of warrants, the Company issued 25,000 new shares for an aggregate capital increase of €129,000 (including share premium).

14.2.    Reserves

The reserves included the share-based payment reserve (see note 15), other comprehensive income and the retained loss. Retained loss is comprised of primarily of accumulated losses, other comprehensive income is comprised of currency translation reserves and remeasurements of post-employment benefit obligations.

The movement in other comprehensive income for the year ended December 31, 2021 and 2020 is detailed in the table below:

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2020	207	—	207
Currency translation differences	(58)	—	(58)
Total other comprehensive income at December 31, 2020	149	—	149
Currency translation differences	121	—	121
Remeasurements of post-employment benefit obligations	—	(68)	(68)
Total other comprehensive income at December 31, 2021	270	(68)	202